CAIS Sports, Media and Entertainment Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2026

Investments	Geographic Region	Acquisition Date	Principal Amount / Shares	Cost	Fair Value	% of Net Assets	Unrealized Appreciation / (Depreciation) from Investments
CORPORATE BONDS - 22.6%
COMMUNICATIONS - 14.4%
Comcast Corporation, 2.650%, 02/01/2030	Americas		$ 1,750,000	$ 1,661,694	$ 1,630,718	0.8%	$ (30,976)
Comcast Corporation, 1.500%, 02/15/2031	Americas		2,300,000	2,009,818	1,985,544	1.0	(24,274)
Discovery Global Holdings, Inc., 4.279%, 03/15/2032	Americas		3,700,000	3,338,222	3,322,489	1.6	(15,733)
Fox Corporation, 4.709%, 01/25/2029	Americas		1,500,000	1,516,975	1,499,693	0.7	(17,282)
Fox Corporation, 6.500%, 10/13/2033	Americas		1,800,000	1,931,544	1,918,825	0.9	(12,719)
Meta Platforms, Inc., 4.875%, 11/15/2035	Americas		3,500,000	3,468,498	3,412,553	1.7	(55,945)
Netflix, Inc., 6.375%, 05/15/2029	Americas		1,500,000	1,593,162	1,575,879	0.8	(17,283)
Netflix, Inc., 4.900%, 08/15/2034	Americas		2,000,000	2,018,558	1,999,079	1.0	(19,479)
Nexstar Media Group, Inc., 6.500%, 09/15/2033 (c)	Americas		2,000,000	2,013,067	2,001,265	1.0	(11,802)
Rogers Communications, Inc., 3.800%, 03/15/2032	Americas		3,850,000	3,628,646	3,595,032	1.7	(33,614)
Sirius XM Radio LLC, 3.875%, 09/01/2031 (c)	Americas		1,500,000	1,386,985	1,364,595	0.6	(22,390)
Sirius XM Radio LLC, 5.875%, 04/15/2032 (c)	Americas		2,000,000	1,990,105	1,977,761	1.0	(12,344)
Snap Incorporated, 6.875%, 03/01/2033 (c)	Americas		1,250,000	1,288,796	1,219,108	0.6	(69,688)
Versant Media Group, Inc., 7.250%, 01/30/2031 (c)	Americas		1,900,000	1,956,194	1,966,920	1.0	10,726
TOTAL COMMUNICATIONS				$ 29,802,264	$ 29,469,461	14.4%	$ (332,803)

CONSUMER DISCRETIONARY - 7.6%
Boyd Gaming Corporation, 4.750%, 06/15/2031 (c)	Americas		$ 1,250,000	$ 1,223,409	$ 1,207,694	0.6%	$ (15,715)
Caesars Entertainment, Inc., 6.500%, 02/15/2032 (c)	Americas		3,250,000	3,256,283	3,176,050	1.5	(80,233)
Churchill Downs, Inc., 5.750%, 04/01/2030 (c)	Americas		1,250,000	1,260,840	1,249,497	0.6	(11,343)
Light & Wonder International, Inc., 6.250%, 10/01/2033 (c)	Americas		3,250,000	3,223,988	3,233,782	1.6	9,794
MGM Resorts International, 6.125%, 09/15/2029	Americas		1,250,000	1,278,501	1,264,598	0.6	(13,903)
MGM Resorts International, 6.500%, 04/15/2032	Americas		1,900,000	1,922,536	1,902,544	0.9	(19,992)
Walt Disney Company, 2.000%, 09/01/2029	Americas		1,750,000	1,652,713	1,625,147	0.8	(27,566)
Walt Disney Company, 2.650%, 01/13/2031	Americas		2,200,000	2,051,267	2,033,578	1.0	(17,689)
TOTAL CONSUMER DISCRETIONARY				$ 15,869,537	$ 15,692,890	7.6%	$ (176,647)

TECHNOLOGY - 0.6%
Voyager Parent LLC, 9.250%, 07/01/2032 (c)	Americas		$ 1,184,000	$ 1,256,795	$ 1,252,522	0.6%	$ (4,273)
TOTAL TECHNOLOGY				$ 1,256,795	$ 1,252,522	0.6%	$ (4,273)

TOTAL CORPORATE BONDS				$ 46,928,596	$ 46,414,873	22.6%	$ (513,723)

PRIVATE FUNDS - 77.2%
CO-INVESTMENTS - 7.2%
AP Crimson Co-Invest, SCSp (a)	Europe	6/30/2026		$ 7,587,321	$ 7,390,159	3.6%	$ (197,162)
Arctos Sports Partners Elvis Co-Invest II, LP (a)	Americas	12/18/2025		5,714,473	7,265,625	3.6	1,551,152
TOTAL CO-INVESTMENTS				$ 13,301,794	$ 14,655,784	7.2%	$ 1,353,990

PRIMARY INVESTMENTS - 50.7%
Arctos American Football Fund Feeder, LP (a)	Americas	12/3/2025		$ 6,685,432	$ 7,518,464	3.6%	$ 833,032
Blue Owl HomeCourt Offshore Investors LP (a)	Americas	3/31/2026		7,035,923	7,735,758	3.8	699,835
Eldridge Sports and Entertainment Fund Offshore LP (a)	Americas	7/14/2025		75,200,000	81,390,000	39.7	6,190,000
T-POP Investment Holdings I, LP (a)	Americas	6/17/2026		7,500,000	7,397,130	3.6	(102,870)
TOTAL PRIMARY INVESTMENTS				$ 96,421,355	$ 104,041,352	50.7%	$ 7,619,997

SECONDARY INVESTMENTS - 19.3%
Arctos Sports Partners Fund I Feeder, LP (a)	Americas	4/1/2025		$ 23,700,068	$ 27,595,902	13.5%	$ 3,895,834
ASP Naismith I Feeder A, LP (a)	Americas	4/1/2025		8,320,885	11,992,038	5.8	3,671,153
TOTAL SECONDARY INVESTMENTS				$ 32,020,953	$ 39,587,940	19.3%	$ 7,566,987

TOTAL PRIVATE FUNDS				$ 141,744,102	$ 158,285,076	77.2%	$ 16,540,974

TOTAL INVESTMENTS				$ 188,672,698	$ 204,699,949	99.8%	$ 16,027,251

SHORT-TERM INVESTMENTS - 0.4%
MONEY MARKET FUND - 0.4%
Morgan Stanley Institutional Liquidity Funds Government Portfolio - Advisory Class 3.55% (b)			811,591	$ 811,591	$ 811,591	0.4%
TOTAL SHORT-TERM INVESTMENTS				$ 811,591	$ 811,591	0.4%

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%					$ (480,132)
NET ASSETS - 100.0%					$205,031,408

(a)	All or a portion of these securities are restricted to resale.
(b)	Money market fund; interest rate reflects seven-day effective yield on June 30, 2026.
(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2026 the total market value of 144A securities is $18,649,194 or 9.1% of net assets.